Summary of significant accounting policies (Details 3) ¥ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 segment	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)
Revenue
Liabilities for return allowances		¥ 1,063		¥ 1,029
Net revenues		1,309,085	$ 187,197	1,158,819	¥ 1,084,662
Unearned revenue		30,949		28,458
Unearned revenue recognized		¥ 23,238
Revenue, Practical Expedient		true	true
Fulfillment
Fulfillment		¥ 88,176	$ 12,609	70,426	64,558
Marketing
Advertising costs		¥ 72,236		¥ 38,172	31,761
Segment reporting
Number of major business segments | segment	3	4	4	4
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer [Member]	Chief Executive Officer [Member]
Statutory reserves
Appropriations of statutory reserves		¥ 929		¥ 579	2,636
Appropriations to other reserve funds		0		0	0
Recent accounting pronouncements
Acquisition of assets for development, property, equipment and software, net		3,707		4,079	5,997
Acquisition of assets for development, construction in progress		73		144	1,009
Acquisition of assets for development, land use rights		¥ 700		240	2,638
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)		10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital		50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)		10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital		50.00%	50.00%
Electronics and home appliance products
Revenue
Net revenues		¥ 605,131		564,982	538,799
General merchandise products
Revenue
Net revenues		418,671		363,025	332,425
Shipping
Fulfillment
Fulfillment		40,004		32,643	29,858
Online marketplace and marketing services
Revenue
Net revenues		107,131		90,111	84,726
Logistics and other services
Revenue
Net revenues		178,152		140,701	¥ 128,712
Accrued expenses and other current liabilities
Revenue
Liabilities for return allowances		1,063		1,029
Prepayments and other current assets
Revenue
Rights to recover products from customers		¥ 1,115		¥ 1,056